Selected Statement of Operations Data - Cost of revenues (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Inventory Write-down	$ 14,255	$ 6,743